Annual Total Returns[BarChart] - Transamerica Stock Index - R4	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.80%	15.71%	32.06%	13.33%	1.08%	11.66%	21.48%	(4.72%)	31.14%	18.12%